Item 1. Report to Shareholders

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

EMERGING MARKETS BOND FUND
--------------------------------------------------------------------------------

As of 12/31/03

Emerging Markets Bond Fund   $33,063

J.P. Morgan Emerging Markets
Bond Index Global   $34,637

                                               J.P. Morgan
                                          Emerging Markets
                                           Bond Fund Index     Emerging Markets
                                                    Global            Bond Fund

12/30/94                                           $10,000              $10,000

12/95                                               12,638               12,581

12/96                                               17,090               17,207

12/97                                               19,132               20,103

12/98                                               16,923               15,461

12/99                                               21,015               19,013

12/00                                               24,042               21,902

12/01                                               24,368               23,950

12/02                                               27,564               26,229

12/03                                               34,637               33,063


Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Periods Ended 12/31/03            1 Year           5 Years             12/30/94

Emerging Markets Bond Fund        26.05%             16.42%               14.21%

J.P. Morgan Emerging
Markets Bond Index Global         25.66              15.40                14.80

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

DEAR SHAREHOLDER,

We are pleased to report that the Emerging Markets Bond Fund delivered strong returns in 2003. As you can see in the table on the preceding page, we slightly outperformed the benchmark, the J.P. Morgan Emerging Markets Bond Index Global, for the year. The fund, which invests in U.S. dollar-denominated instruments, was helped by stronger economies and demand for higher income in the low-rate environment, as well as increased political stability in certain developing markets.

As you know, the fund seeks current income and capital appreciation by investing primarily in high-yielding, high-risk bonds issued by emerging market countries in Latin America, central Europe, and Asia. The fund is intended for investors seeking high current income and capital appreciation, as well as greater diversification for their fixed-income investments, who can accept the volatility and special risks inherent in international emerging markets investing, including currency risk.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                     12/31/02             12/31/03
--------------------------------------------------------------------------------

Weighted Average Maturity (years)                     12.6                 11.9

Weighted Average Effective
Duration (years)                                       6.1                  6.4

Weighted Average Quality*                               BB                  BB+

* Based on T. Rowe Price research.


The Portfolio Characteristics table shows various portfolio characteristics as of December 31, 2003, compared to a year earlier. The fund's weighted average maturity fell to 11.9 years from 12.6 years, and the fund's weighted average quality improved from BB to BB+.

Emerging Markets Performance
--------------------------------------------------------------------------------

                                                                        In U.S.
12 Months Ended 12/31/03                                                Dollars
--------------------------------------------------------------------------------

J.P. Morgan Emerging Markets Bond Index Global                            25.66%

Brady Indexes (by issuer): *
  Argentina                                                               19.05

  Brazil                                                                  69.77

  Poland                                                                   3.75

  Venezuela                                                               39.89

* Brady bonds are restructured debt (obligations) of many emerging market countries that enable these nations to repay loans while they implement economic reforms. The bonds are denominated in U.S. dollars and have extended maturities and lower interest rates.
Source: J.P. Morgan

The Emerging Markets Performance table shows how bonds in various emerging markets performed over the last year in U.S. dollar terms. Brazilian bonds posted the strongest returns while those issued by Poland performed the worst. As shown in the Geographic Diversification table, 21% of the fund's assets were invested in Brazilian government bonds, 16% in those of Russia, and 15% in Mexican securities.

[Graphic Omitted]

Geographic Diversification

Period Ended 12/31/03

  Brazil                                                                     21%

  Russia                                                                     16%

  Mexico                                                                     15%

  Yugoslavia                                                                  6%

  Argentina                                                                   5%

  Vietnam                                                                     4%

  Bulgaria                                                                    3%

  Other & Reserves                                                           30%

Percentages reflect the issuing country of the funds securities and exclude the effect of forward currency contracts.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

January 26, 2004

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          Year
                         Ended
                      12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
NET ASSET
VALUE

Beginning
of period            $   10.41   $   10.32   $   10.54   $   10.11   $    9.23

Investment
activities
  Net investment
  income (loss)           0.75        0.83        1.19        1.17        0.97

  Net realized
  and unrealized
  gain (loss)             1.89        0.11       (0.25)       0.31        0.99

  Total from
  investment
  activities              2.64        0.94        0.94        1.48        1.96

Distributions
  Net investment
  income                 (0.75)      (0.85)      (1.16)      (1.05)      (0.73)

  Tax return
  of capital              --          --          --          --         (0.35)

Total
distributions            (0.75)      (0.85)      (1.16)      (1.05)      (1.08)

NET ASSET
VALUE

End of
period               $   12.30   $   10.41   $   10.32   $   10.54   $   10.11
                     -----------------------------------------------------------
Ratios/
Supplemental
Data

Total return^            26.05%       9.52%       9.35%      15.20%      22.97%

Ratio of
total expenses
to average
net assets                1.10%       1.14%       1.16%       1.21%       1.25%

Ratio of net investment
income (loss) to
average net assets        6.50%       8.14%      11.37%      11.23%      10.56%

Portfolio turnover
rate                      68.6%       51.4%       75.5%       69.5%       54.0%

Net assets, end
of period
(in thousands)       $ 252,285   $ 211,099   $ 155,563   $ 163,937   $ 173,078

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Portfolio of Investments ss.                    Par/Shares                Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)
ARGENTINA   5.2%

Government Bonds   5.2%

Republic of Argentina, 11.375%,
3/15/10 (USD)*                                  19,620,000                5,493

Republic of Argentina, 11.75%,
4/7/09 (USD) *                                   2,000,000                  570

Republic of Argentina, 12.375%,
2/21/12 (USD) *                                  2,600,000                  715

Republic of Argentina BOCON, Series Pre 4,
2.00%, 9/1/49 *                                 22,000,000                  891

Republic of Argentina BOCON, Series Pre 6,
2.00%, 1/1/10 *                                  1,000,000                  231

Republic of Argentina BOCON, Series Pro 6
2.00%, 4/15/07 *"                                  500,000                   93

Republic of Argentina BODEN, 2.00%, 2/3/07       4,743,800                1,835

Republic of Argentina BODEN, 2.00%, 9/30/08      2,000,000                  597

Republic of Argentina BODEN, FRN, 1.162%,
8/3/12 (USD)                                     4,500,000                2,800

Total Argentina (Cost $16,099)                                           13,225


BOSNIA   0.7%

Government Bonds   0.7%

Bosnia & Herzegovina, FRN, 3.00%,
12/11/17 (EUR)                                   4,000,000                1,791

Total Bosnia (Cost $1,249)                                                1,791

BRAZIL   21.4%

Government Bonds   21.4%

Republic of Brazil 10.125%, 5/15/27 (USD)        1,000,000                1,065

Republic of Brazil 11.00%, 1/11/12 (USD)         3,000,000                3,495

Republic of Brazil 11.00%, 8/17/40 (USD)         7,600,000                8,379

Republic of Brazil 11.50%, 3/12/08 (USD)         3,000,000                3,495

Republic of Brazil 12.00%, 4/15/10 (USD)         2,600,000                3,126

Republic of Brazil 12.25%, 3/6/30 (USD)          2,000,000                2,500

Republic of Brazil 12.75%, 1/15/20 (USD)           750,000                  956

Republic of Brazil 14.50%, 10/15/09 (USD)        4,000,000                5,245

Republic of Brazil, Class C 8.00%,
4/15/14 (USD)                                   16,279,240               16,035

Republic of Brazil, DCB, FRN 2.063%,
4/15/12 (USD)                                    4,900,000                4,447

Republic of Brazil (Bearer shares)
FRN, 2.00%, 4/15/09 (USD)"                         423,077                  396

Republic of Brazil (Registered shares)
FRN, 2.00%, 4/15/09 (USD)"                       3,807,692                3,565

Republic of Brazil, NMB, FRN 2.063%,
4/15/09 (USD)                                    1,294,115                1,228

Total Brazil (Cost $42,713)                                              53,932

BULGARIA   3.3%

Government Bonds   3.3%

National Republic of Bulgaria 8.25%,
1/15/15 (USD)                                    6,330,000                7,454

National Republic of Bulgaria, FLIRB
STEP, 1.938%, 7/28/12 (USD)"                       874,287                  865

Total Bulgaria (Cost $7,584)                                              8,319

CAYMAN ISLANDS   2.9%

Corporate Bonds   2.9%

Petroleos de Venezuela Finance 6.65%,
2/15/06 (USD)                                    2,500,000                2,550

Petroleos de Venezuela Finance 6.80%,
11/15/08 (USD)                                   2,000,000                1,950

Petroleos de Venezuela Finance 9.75%,
2/15/10 (USD)                                    2,765,000                2,945

Total Cayman Islands (Cost $6,548)                                        7,445

COLOMBIA   2.0%

Government Bonds   2.0%

Republic of Colombia 10.00%,
1/23/12 (USD)                                    2,500,000                2,744

Republic of Colombia 10.50%,
7/9/10 (USD)                                     2,000,000                2,248

Total Colombia (Cost $4,591)                                              4,992

DOMINICAN REPUBLIC   0.7%

Government Bonds   0.7%

Dominican Republic, FRN 2.063%,
8/30/24 (USD)                                    2,500,000                1,700

Total Dominican Republic (Cost $1,950)                                    1,700

ECUADOR   0.8%

Government Bonds   0.8%

Republic of Ecuador, STEP,  7.00%,
8/15/30 (USD)                                    2,500,000                1,944

Total Ecuador (Cost $1,801)                                               1,944

EL SALVADOR   2.1%

Government Bonds   2.1%

Republic of El Salvador 7.75%,
1/24/23 (USD)                                    5,000,000                5,275

Total El Salvador (Cost $5,036)                                           5,275

GABON   0.5%

Government Bonds   0.5%

Gabon Loans 6.68%, 4/1/04 (USD) *                2,463,847                1,355

Total Gabon (Cost $2,454)                                                 1,355

IVORY COAST   0.9%

Government Bonds   0.9%

Republic of Ivory Coast, PDI, STEP,
1.90%, 3/29/18 (FRF) !!*                        12,350,000                  403

Republic of Ivory Coast, FLIRB,
2.00%, 3/29/18 (USD) *                          11,000,000                1,760

Total Ivory Coast (Cost $2,831)                                           2,163

MALAYSIA   0.9%

Corporate Bonds   0.9%

Petronas Capital 7.875%, 5/22/22 (USD)           2,000,000                2,373

Total Malaysia (Cost $2,128)                                              2,373


MEXICO   15.4%


Government Bonds   10.8%

United Mexican States 4.625%,
10/8/08 (USD)                                      400,000                  405

United Mexican States 6.625%,
3/3/15 (USD)                                     2,500,000                2,594

United Mexican States 7.50%,
1/14/12 (USD)                                    3,250,000                3,669

United Mexican States 8.00%,
9/24/22 (USD)                                    1,000,000                1,096

United Mexican States 8.125%,
12/30/19 (USD)                                   5,075,000                5,684

United Mexican States 8.30%,
8/15/31 (USD)                                      500,000                  563

United Mexican States 9.875%,
2/1/10 (USD)                                     2,900,000                3,665

United Mexican States 11.375%,
9/15/16 (USD)                                    5,500,000                7,810

United Mexican States 11.50%,
5/15/26 (USD)                                    1,300,000                1,885

                                                                          27,371
Corporate Bonds   4.6%

Pemex Project Funding Master Trust
7.375%, 12/15/14 (USD)"                          2,750,000                2,949

Pemex Project Funding Master Trust
8.625%, 2/1/22 (USD)                             3,500,000                3,894

Pemex Project Funding Master Trust
9.125%, 10/13/10 (USD)                           3,950,000                4,701

                                                                         11,544

Warrants   0.0%

United Mexican States Series B, Warrants,
6/1/04 (USD)                                     2,000,000                   20

United Mexican States Series C, Warrants,
6/1/05 (USD)                                     2,000,000                    4

United Mexican States Series D, Warrants,
6/30/06 (USD)                                    2,000,000                    4


United Mexican States Series E, Warrants,
6/1/07 (USD)                                     2,000,000                    3

                                                                             31

Total Mexico (Cost $35,776)                                              38,946

NORTH KOREA   0.3%

Government Bonds   0.3%

North Korea Debt Corporation Zero Coupon,
3/12/10 (EUR)                                    6,000,000                  551

North Korea Debt Corporation Zero Coupon,
3/12/10 (CHF)                                    2,000,000                  230

Total North Korea (Cost $613)                                               781

PANAMA   0.9%

Government Bonds   0.9%

Republic of Panama 9.625%, 2/8/11 (USD)          1,000,000                1,160

Republic of Panama, FRN, 1.938%,
7/17/16 (USD)                                    1,145,430                  997

Total Panama (Cost $1,993)                                                2,157

PERU   1.9%

Government Bonds   1.9%

Republic of Peru 8.75%, 11/21/33 (USD)           1,000,000                1,003

Republic of Peru, FLIRB, STEP, 4.50%,
3/7/17 (USD)                                     2,750,000                2,461

Republic of Peru, PDI, STEP, 5.00%,
3/7/17 (USD)                                     1,316,000                1,224

Total Peru (Cost $4,440)                                                  4,688


PHILIPPINES   1.3%

Government Bonds   1.3%

Republic of Philippines 9.875%,
1/15/19 (USD)                                    3,100,000                3,294

Total Philippines (Cost $3,093)                                           3,294

RUSSIA   16.0%

Government Bonds   16.0%

Russian Federation 3.00%, 5/14/11 (USD)          4,000,000                3,175

Russian Federation 8.25%, 3/31/10 (USD)          2,000,000                2,240

Russian Federation 10.00%, 6/26/07 (USD)         2,600,000                3,049

Russian Federation 11.00%, 7/24/18 (USD)         2,000,000                2,705

Russian Federation 12.75%, 6/24/28 (USD)         3,000,000                4,777

Russian Federation, STEP, 5.00%,
3/31/30 (USD)                                   25,376,817               24,457

Total Russia (Cost $30,895)                                              40,403

SOUTH AFRICA   2.3%

Government Bonds   2.3%

Republic of South Africa 7.375%,
4/25/12 (USD)                                    2,000,000                2,245

Republic of South Africa 8.50%,
6/23/17 (USD)                                    3,025,000                3,615

Total South Africa (Cost $5,580)                                          5,860

TURKEY   2.7%

Government Bonds   2.7%

Republic of Turkey 11.50%, 1/23/12 (USD)         3,250,000                4,152

Republic of Turkey 11.75%, 6/15/10 (USD)         1,000,000                1,270

Republic of Turkey 11.875%, 1/15/30 (USD)        1,000,000                1,360

Total Turkey (Cost $5,814)                                                6,782

UKRAINE   1.7%

Government Bonds   1.7%

Ukraine Cabinet of Ministers 144A,
7.65%, 6/11/13 (USD)                             4,000,000                4,180

Total Ukraine (Cost $4,104)                                               4,180

URUGUAY   0.7%

Government Bonds   0.7%

Republic of Uruguay 7.50%, 3/15/15 (USD)         2,046,000                1,647

Republic of Uruguay, FRN, 7.875%,
1/15/33 (USD)                                      210,000                  144

Total Uruguay (Cost $1,626)                                               1,791

VENEZUELA   0.7%

Government Bonds   0.7%

Republic of Venezuela 9.25%, 9/15/27 (USD)       2,000,000                1,825

Total Venezuela (Cost $1,783)                                             1,825

VIETNAM   3.8%

Government Bonds   3.8%

Republic of Vietnam, FRN,  2.00%,
3/12/28 (USD)                                    4,750,000                4,156

Republic of Vietnam, PDI, FRN 4.00%,
3/12/16 (USD)                                    5,750,000                5,348

Total Vietnam (Cost $8,697)                                               9,504

YUGOSLAVIA   5.6%

Government Bonds   5.6%

Yugoslavia Loan Assignment, TDFA, FRN,
3.75% (EUR) !                                    6,865,278                  376

Yugoslavia Loan Assignment, TDFA, FRN,
3.75% (USD) !                                   13,069,319                3,725

Yugoslavia Loan Assignment, TDFA, FRN,
5.188% (DEM !!) !                                3,678,383                  675

Yugoslavia Loan Assignment, TDFA, FRN,
5.25% (NLG !!) !                                 1,485,547                  242

Yugoslavia Loan Assignment, Tranche A,
FRN, 0.938% (JPY) !                             48,986,356                  252

Yugoslavia Loan Assignment, Tranche A,
FRN, 1.688% (CHF) !                                 92,969                   61

Yugoslavia Loan Assignment, Tranche A,
FRN, 2.688% (USD) !                              2,117,885                1,567

Yugoslavia Loan Assignment, Tranche A
FRN, 4.125% (DEM !!) !"                            934,661                  491

Yugoslavia Loan Assignment, Tranche A
FRN, 4.125% (NLG !!) !"                            137,990                   64

Yugoslavia Loan Assignment, Tranche B,
FRN, 2.25% (USD) !                               3,100,593                2,294

Yugoslavia Loan Assignment, Tranche B
FRN, 3.813% (DEM !!) !"                            259,207                  136

Yugoslavia Loan Assignment, Tranche B,
FRN, 3.813% (EUR) !                                 55,183                   57

Yugoslavia Loan Assignment, Tranche B
FRN, 3.813% (NLG !!) !"                            452,639                  211

Yugoslavia Loan Assignment, Tranche B,
FRN, 4.813% (GBP) !                                 27,540                   40

Yugoslavia Loan Assignment, Tranche C,
FRN, 0.938% (JPY) !                             20,249,378                  104

Yugoslavia Loan Assignment, Tranche C,
FRN, 2.25% (USD) !                               4,962,489                3,672

Yugoslavia Loan Assignment, Tranche C
FRN, 3.875% (DEM !!) !"                            185,462                   97

Yugoslavia Loan Assignment, Tranche C,
FRN, 3.875% (EUR) !                                 92,128                   95

Yugoslavia Loan Assignment, Tranche C
FRN, 3.875% (NLG !!) !"                             57,135                   27

Yugoslavia Loan Assignment, Tranche C
FRN, 4.018% (FRF !!) !"                             27,493                    4

Yugoslavia Loan Assignment, Tranche C,
FRN, 4.813% (GBP) !                                 44,820                   65

Total Yugoslavia (Cost $9,225)                                           14,255

UNITED STATES   2.8%

Money Market Funds   2.8%

T. Rowe Price Reserve Investment Fund,
1.13% #                                          7,113,758                7,114

Total United States (Cost $7,114)                                         7,114


SECURITIES LENDING COLLATERAL   8.4%

Money Market Pooled Account   8.4%

Investment in money market pooled
account managed by JP Morgan Chase Bank,
London, 1.12% #                                 21,095,735               21,096

Total Securities Lending Collateral
(Cost $21,096)                                                           21,096

Total Investments in Securities
105.9% of Net Assets (Cost $236,833)                                  $ 267,190
                                                                      ---------

     ss.  Denominated in currency of incorporation unless otherwise noted

     #    Seven-day yield

     *    Non-income producing

     ! No maturity dates displayed due to pending restructuring of defaulted loan assignments

     !! Security is denominated in legacy currency indicated and trades in Euro

   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $4,180,000 and represents 1.7% of net assets

     CHF  Swiss franc

     DCB  Debt Conversion Bond

     DEM  German mark

     EUR  Euro

   FLIRB  Front Loaded Interest Reduction Bond

     FRF  French franc

     FRN  Floating-Rate Note

     GBP  British pound

     JPY  Japanese yen

     NLG  Dutch guilder

     NMB  New Money Bond

     PDI  Past Due Interest Bond

    STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

    TDFA  Trade & Deposit Facility Agreement

     USD  United States dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $236,833)        $            267,190

Other assets                                                              8,767

Total assets                                                            275,957

Liabilities

Obligation to return securities lending collateral                       21,096

Other liabilities                                                         2,576

Total liabilities                                                        23,672

NET ASSETS                                                 $            252,285
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                158

Undistributed net realized gain (loss)                                  (11,933)

Net unrealized gain (loss)                                               30,355

Paid-in-capital applicable to 20,509,230 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                      233,705

NET ASSETS                                                 $            252,285
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              12.30
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                       12/31/03
Investment Income (Loss)

Income
  Interest                                                 $             18,386

  Securities lending                                                        117

  Dividend                                                                   80

  Total income                                                           18,583

Expenses
  Investment management                                                   1,881

  Shareholder servicing                                                     503

  Custody and accounting                                                    217

  Registration                                                               32

  Legal and audit                                                            19

  Prospectus and shareholder reports                                         16

  Directors                                                                   6

  Miscellaneous                                                               5

  Total expenses                                                          2,679

Net investment income (loss)                                             15,904

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                             13,851

  Foreign currency transactions                                             336

  Net realized gain (loss)                                               14,187

Change in net unrealized gain (loss)
  Securities                                                             26,504

  Other assets and liabilities
  denominated in foreign currencies                                          (1)

  Change in net unrealized gain (loss)                                   26,503

Net realized and unrealized gain (loss)                                  40,690

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             56,594
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                      Year
                                                     Ended
                                                  12/31/03             12/31/02
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $        15,904      $        14,978

  Net realized gain (loss)                          14,187               (6,015)

  Change in net unrealized gain (loss)              26,503                7,536

  Increase (decrease) in net assets from
  operations                                        56,594               16,499

Distributions to shareholders
  Net investment income                            (15,896)             (15,076)

Capital share transactions *
  Shares sold                                      128,308               89,393

  Distributions reinvested                          13,865               13,512

  Shares redeemed                                 (141,685)             (48,792)

  Increase (decrease) in net assets from capital
  share transactions                                   488               54,113

Net Assets

Increase (decrease) during period                   41,186               55,536

Beginning of period                                211,099              155,563

End of period                              $       252,285      $       211,099
                                           ------------------------------------
*Share information
  Shares sold                                       11,194                8,671

  Distributions reinvested                           1,193                1,320

  Shares redeemed                                  (12,154)              (4,784)

  Increase (decrease) in shares outstanding            233                5,207

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on December 30, 1994. The fund seeks to provide high income and capital appreciation.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
At December 31, 2003, approximately 95% of the fund's net assets were invested in securities issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Noninvestment-Grade Debt Securities
At December 31, 2003, approximately 54% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Forward Currency Exchange Contracts
During the year ended December 31, 2003, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2003, the value of loaned securities was $19,951,000; aggregate collateral consisted of $21,096,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $159,439,000 and $162,750,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $15,896,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

Unrealized appreciation                                    $         35,832,000

Unrealized depreciation                                              (6,445,000)

Net unrealized appreciation (depreciation)                           29,387,000

Undistributed ordinary income                                           158,000

Capital loss carryforwards                                          (10,965,000)

Paid-in capital                                                     233,705,000

Net assets                                                 $        252,285,000
                                                           --------------------

At December 31, 2003, tax-basis undistributed ordinary income includes $968,000 of interest income on troubled debt issues that has not been recognized for financial reporting purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $13,066,000 of capital loss carryforwards. As of December 31, 2003, the fund had $1,002,000 of capital loss carryforwards that expire in 2007, $2,162,000 that expire in 2009, and $7,801,000 that expire in 2010.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net realized gain                            $           (764,000)

Paid-in capital                                                         764,000

At December 31, 2003, the cost of investments for federal income tax purposes was $237,801,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $161,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $261,000 for the year ended December 31, 2003, of which $27,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended December 31, 2003, the fund was allocated $253,000 of Spectrum Funds' expenses, of which $175,000 related to services provided by Price and $20,000 was payable at period-end. At December 31, 2003, approximately 41% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/ or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $80,000.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------
To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price Emerging Markets Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Emerging Markets Bond Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. The fund's distributions to shareholders included $764,000 from short-term capital gains.


Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Emerging Markets Bond Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
1991
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
1988
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(9/21/43)
2003
Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver
(8/22/34)
2001
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
2001
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos**
(8/2/33)
2001
Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes**
(6/23/33)
1996
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Directors effective December 31, 2003.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James S. Riepe
(6/25/43)
2002
[107]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, International Funds

M. David Testa, CFA, CIC
(4/22/44)
1979
[107]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Director and Vice President, T. Rowe Price Trust Company; Vice President, International Funds

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)

Christopher D. Alderson (3/29/62)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Mark C.J. Bickford-Smith (4/30/62)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Stephen V. Booth (6/21/61)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Brian J. Brennan, CFA (7/14/64)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)

Joseph A. Carrier (12/30/60)
Treasurer, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Michael J. Conelius, CFA (6/16/64)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Ann B. Cranmer, FCIS (3/23/47)
Assistant Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; Vice President and Secretary, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

Julio A. Delgado, CFA (5/13/65)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Frances Dydasco (5/8/66)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Mark J.T. Edwards (10/27/57)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Roger L. Fiery III, CPA (2/10/59)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

John R. Ford, CFA (11/25/57)
President, International Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Investment Officer, Director, and Vice President, T. Rowe Price International, Inc.

Gregory S. Golczewski  (1/15/66)
Vice President, International Funds
Vice President, T. Rowe Price and T. Rowe Price Trust Company

M. Campbell Gunn (3/9/56)
Vice President, International Funds
Vice President, T. Rowe Price Global Investment Services Limited, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Henry H. Hopkins (12/23/42)
Vice President, International Funds
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)

Ian D. Kelson (8/16/56)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; formerly Head of Fixed Income, Morgan Grenfell/Deutsche Asset Management (to 2000)

Patricia B. Lippert (1/12/53)
Secretary, International Funds
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Raymond A. Mills, PhD, CFA (12/3/60)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

George A. Murnaghan (5/1/56)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Gonzalo Pangaro, CFA (11/27/68)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

D. James Prey III (11/26/59)
Vice President, International Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Robert A. Revel-Chion (3/9/65)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Christopher J. Rothery (5/26/63)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

James B.M. Seddon (6/17/64)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Robert W. Smith (4/11/61)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Benedict R.F. Thomas, CFA (8/27/64)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Justin Thomson (1/14/68)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Julie L. Waples (5/12/70)
Vice President, International Funds
Vice President, T. Rowe Price

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)

David J.L. Warren (4/14/57)
Executive Vice President, International Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Executive Officer, Director, and President, T. Rowe Price International, Inc.; Director,
T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

William F. Wendler II, CFA (3/14/62)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Richard T. Whitney, CFA (5/7/58)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Edward A. Wiese, CFA (4/12/59)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $11,328               $12,145
     Audit-Related Fees                         748                    --
     Tax Fees                                 2,942                 2,940
     All Other Fees                             124                   133

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004